Scope of Consolidation	12 Months Ended
Dec. 31, 2017
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Scope of Consolidation

NOTE 3—SCOPE OF CONSOLIDATION

Investments in consolidated subsidiaries

Composition of the Group

TIM holds a majority of the voting rights in all the subsidiaries included in the scope of consolidation.

A complete list of consolidated subsidiaries is provided in the Note “List of companies of TIM Group”.

Scope of consolidation

The changes in the scope of consolidation at December 31, 2017 compared to December 31, 2016 are listed below.

These changes did not have any significant impacts on the Consolidated Financial Statements of the TIM Group at December 31, 2017.

Subsidiaries exiting/merged into the scope of consolidation:

Company		Business Unit	Month
Exit:
TIERRA ARGENTEA S.A.	Liquidated	Other Operations	May 2017
TELECOM ITALIA FINANCE IRELAND Limited	Liquidated	Other Operations	October 2017
Merger:
BEIGUA S.r.l.	Merged into Persidera S.p.A.	Domestic	July 2017
TI SPARKLE IRELAND TELECOMMUNICATIONS Limited	Merged into Telecom Italia Sparkle S.p.A.	Domestic	July 2017
OLIVETTI MULTISERVICES S.p.A.	Merged into TIM S.p.A.	Domestic	October 2017
TIM REAL ESTATE S.r.l.	Merged into TIM S.p.A.	Domestic	October 2017
TMI TELEMEDIA INTERNATIONAL DO BRASIL LTDA	Merged into TI Sparkle Brasil Participações Ltda	Domestic	October 2017

The breakdown by number of subsidiaries and associates of the TIM Group is as follows:

	As of December 31, 2017
Companies	Italy	Outside Italy	Total
subsidiaries consolidated line-by-line	22	44	66
joint ventures accounted for using the equity method	1	—	1
associates accounted for using the equity method	19	—	19

Total companies	42	44	86

	As of December 31, 2016
Companies	Italy	Outside Italy	Total
subsidiaries consolidated line-by-line	25	48	73
joint ventures accounted for using the equity method	1	—	1
associates accounted for using the equity method	19	—	19

Total companies	45	48	93

Further details are provided in the Note “List of companies of the TIM Group”.

Subsidiaries with significant non-controlling interests

At December 31, 2017, the TIM Group held investments in subsidiaries, with significant non-controlling interests, in relation to the TIM Brasil group.

The figures provided below, stated before the netting and elimination of intragroup accounts, have been prepared in accordance with IFRS and reflect adjustments made at the acquisition date to align the assets and liabilities acquired to their fair value.

TIM Brasil group—Brazil Business Unit

Non-controlling interests held at December 31, 2017 amounted to 33.4% of the share capital of Tim Participações, which in turn holds 100% of the share capital of the operating companies Tim Celular S.A. and Tim S.A. (formerly Intelig Telecomunicações Ltda), equivalent to the corresponding share of voting rights.

Statement of Financial Position Data—TIM Brasil group

	Year ended December 31,
	2017	2016
	(millions of euros)
Non-current assets	6,819	7,822
Current assets	1,929	2,956

Total Assets	8,748	10,778

Non-current liabilities	1,703	2,726
Current liabilities	1,852	2,331

Total Liabilities	3,555	5,057

Equity	5,193	5,721
of which Non-controlling interests	1,556	1,705

Income Statement Data—TIM Brasil group

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Revenues	4,502	4,047	4,637
Profit (loss) for the year	340	194	324
of which Non-controlling interests	114	65	188

Financial Data—TIM Brasil group

In 2017, aggregate cash flows generated a negative amount of 744 million euros, primarily due to a negative exchange rate effect of 146 million euros, without which cash flow would have generated a negative 598 million euros. This result includes the effect of 257 million euros for the payment to the clean-up consortium of the 700 MHz spectrum, with respect to which rights of use were acquired in 2014.

In 2016, aggregate cash flows generated a positive 58 million euros, due to a positive exchange rate effect of 311 million euros, without which cash flow would have generated a negative 253 million euros.

Lastly, again with reference to the Tim Brasil group, the main risk factors with respect to the operations of the Tim Brasil group include:

•	strategic risks (risks related to macroeconomic and political factors, as well as risks associated with foreign exchange restrictions and competition);

•	operational risks (risks related to business continuity and development of the fixed and mobile networks, as well as risks associated with litigation and disputes);

•	financial risks; and

•	regulatory and compliance risks.